Notes to the interim condensed consolidated statement of (income) loss - Revenues and other income (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Notes to the interim condensed consolidated statement of (income) loss
Revenue	€ 4,454	€ 41
Total revenues	4,454	41
CIR	1,125	2,630
Subsidies		5
Other	32	58
Other operating income	1,156	2,693
Total revenues and other income	€ 5,610	€ 2,734